12

United States
Securities and Exchange Commission
Washington, D.C. 20549

Form 13F

Form 13F Cover Page

Report for the Calendar Year or Quarter Ended:  September 30, 2011

Check here if Amendant: |_|; Amendment Number:
This Amendment (Check only one): | | is a restatement.
			         |X| adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Pinnacle Advisory Group, Inc.
Address: 6345 Woodside Court, Suite 100
	 Columbia, MD 21046

Form 13F File Number:

The instituitonal investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herin is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Karen Kellner
Title: Business Manager
Phone: (410) 995 6630

Signature, Place, and Date of Signing:

/s/ Karen Kellner		    Columbia, MD			09/30/11
-------------------------	--------------------------	----------------------
	[Signature]			[City, State]			[Date]

Report Type (Check one only):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ]	13F NOTICE.  (Check here if no holdings reported are in this report, and
	all holdings are reported by other reporting manager(s).)

[ ]	13F COMBINATION REPORT.  (Check here if a portion of the holdings for this
	reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:	NONE
					------------
Form 13F Information Table Entry Total: 43
					------------

Form 13F Information Table Value:	403,545.36
					------------
					(Thousands)

List of Other Included Managers:

NONE


							 	VALUE		SHARES/ 	INVESTEMENT	OTHER		VOTING AUTHORITY
NAME OF ISSUER			TITLE OF CLASS	CUSIP		(X$1000)	PRN AMT 	DSCRETN		MANAGERS	SOLE
------------			------------	------------	------------	------------	------------	------------	------------
Apple Inc			COM		037833100	"$292,091.12"	"766.000"	Shared-Other			None
Choice Hotels Intl Inc		COM		169905106	"$265,459.04"	"8,932.000"	Shared-Other			None
CVS Caremark Corporation	COM		126650100	"$238,388.23"	"7,097.000"	Shared-Other			None
Dynavox Inc			CL A		26817F104	"$108,000.00"	"30,000.000"	Shared-Other			None
Eagle Bancorp Inc MD		COM		268948106	"$160,813.51"	"13,663.000"	Shared-Other			None
First Tr Exchange Traded Fd	CONSUMR STAPLE	33734X119	"$9,623,999.02"	"431,376.000"	Sole				None
SPDR Gold Trust			GOLD SHS	78463V107	"$24,638,550.86""155,881.000"	Sole				None
Google Inc			CL A		38259P508	"$1,191,287.80"	"2,313.000"	Shared-Other			None
iShares Tr			DJ BROKER-DEAL	464288794	"$207,253.80"	"10,420.000"	Sole				None
Ishares Gold Trust		ISHARES		464285105	"$348,466.00"	"22,013.000"	Sole				None
International Business Machs	COM		459200101	"$460,957.32"	"2,636.000"	Shared-Other			None
iShares Tr			BRCLYS 7-10 YR	464287440	"$4,518,010.31"	"43,000.000"	Sole				None
iShares Tr			BARCLYS 3-7 YR	464288661	"$6,706,751.29"	"55,209.000"	Sole				None
iShares Tr			S&P NA SOFTWR	464287515	"$40,922,304.76""784,403.000"	Sole				None
iShares Tr			DJ PHARMA INDX	464288836	"$32,606,335.82""491,355.000"	Sole				None
iShares Tr			DJ MED DEVICES	464288810	"$19,780,595.38""350,471.000"	Sole				None
Johnson & Johnson		COM		478160104	"$203,155.98"	"3,190.000"	Shared-Other			None
SPDR Series Trust		SPDR KBW CAP ETF78464A771	"$9,086,355.77"	"352,594.000"	Sole				None
iShares Tr			2013 S&P AMTFR	464289388	"$1,030,984.50"	"20,335.000"	Sole				None
iShares Tr			S&P NTL AMTFREE	464288414	"$4,053,233.45"	"38,005.000"	Sole				None
PowerShares ETF Trust		DYN MEDIA PORT	73935X823	"$12,048,728.49""1,025,424.000"	Sole				None
PowerShares ETF Trust		WNDRHLL CLN EN	73935X500	"$76,027.50"	"13,950.000"	Shared-Other			None
Procter & Gamble Co		COM		742718109	"$225,298.30"	"3,566.000"	Shared-Other			None
PowerShares ETF Trust		AERSPC DEF PTF	73935X690	"$11,306,224.56""691,512.000"	Sole				None
PowerShares ETF Trust		DYN SEMCT PORT	73935X781	"$171,252.00"	"14,200.000"	Sole				None
PowerShares ETF Trust		DYN SFTWR PORT	73935X773	"$683,109.18"	"31,390.000"	Sole				None
RYDEX ETF Trust	INDLS 		ETF		78355W833	"$2,707,294.13"	"59,548.000"	Sole				None
SAIC Inc			COM		78390X101	"$154,947.20"	"13,120.000"	Shared-Other			None
Schwab Strategic Tr		INTRM TRM TRES	808524854	"$436,231.84"	"8,200.000"	Sole				None
SPDR Series Trust		NUVN BR SHT MUNI78464A425	"$5,921,262.25"	"243,173.000"	Sole				None
iShares Tr			BARCLYS 1-3 YR	464287457	"$4,527,792.94"	"53,539.000"	Sole				None
iShares Tr			PHLX SOX SEMICND464287523	"$10,924,459.65""237,902.000"	Sole				None
SPDR Series Trust		BRCLYS LG TRS ET78464A664	"$329,190.75"	"4,725.000"	Sole				None
iShares Tr			BARCLYS 20+ YR	464287432	"$34,107,959.24""282,351.000"	Sole				None
Vanguard World Fds		HEALTH CAR ETF	92204A504	"$417,238.40"	"7,360.000"	Sole				None
Wal Mart Stores Inc		COM		931142103	"$286,228.50"	"5,515.000"	Shared-Other			None
SPDR Series Trust		S&P BIOTECH	78464A870	"$2,747,933.80"	"46,176.000"	Sole				None
Select Sector SPDR Tr		SBI INT-ENERGY	81369Y506	"$28,737,870.87""491,162.000"	Sole				None
Select Sector SPDR Tr		SBI CONS STPLS	81369Y308	"$75,396,331.33""2,542,021.000"	Sole				None
Select Sector SPDR Tr		SBI INT-UTILS	81369Y886	"$35,523,161.41""1,056,608.000"	Sole				None
Select Sector SPDR Tr		SBI CONS DISCR	81369Y407	"$3,382,313.57"	"97,026.000"	Sole				None
Exxon Mobil Corp		COM		30231G102	"$724,092.25"	"9,970.000"	Shared-Other			None
Select Sector SPDR Tr		S&P PHARMAC	78464A722	"$16,267,419.94""355,650.000"	Sole				None

